AB Fixed Income Taxable Portfolio [Member] Expense Example - AB Fixed-Income Taxable Portfolio - Intermediate Duration Portfolio - Class Z	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 29
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	451
Expense Example, with Redemption, 10 Years	$ 1,083